Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,016	$ 1,892
Less accumulated depreciation and amortization	(967)	(557)
Property and equipment, net	1,049	1,335
Research equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,620	1,495
Computer and software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	97	98
Office equipment and furniture [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	255	255
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 44	$ 44